8. Commitments and Contingencies (Detail Narratives) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Commitments And Contingencies Detail Narratives
Unfunded Commitments to extend credit	$ 1,745	$ 1,449